SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amount
Outstanding at the beginning of the year	112,000
Granted
Forfeited
Exercised	(30,731)
Outstanding at the end of the year	81,269	112,000
Exercisable options at the end of the year	81,269
Options vested and expected to vest at end of year	81,269
Weighted average exercise price
Outstanding at the beginning of the year	$ 8.65
Granted
Forfeited
Exercised	6.21
Outstanding at the end of the year	9.57	$ 8.65
Exercisable options at the end of the year	9.57
Options vested and expected to vest at end of year	$ 9.57
Weighted average Remaining contractual term (years)
Outstanding	1 year 5 months 5 days	2 years 4 days
Exercisable	1 year 5 months 5 days
Options vested and expected to vest	1 year 5 months 5 days